Inventory - Schedule of Inventories of Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 31,850	$ 32,946	$ 18,443
Work in process		98	229
Raw materials		912	215
Total inventories, net	$ 31,850	$ 33,956	$ 18,887